Vessel Sales, Vessel Acquisitions and Vessel Impairments	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Vessel Sales, Vessel Acquisitions and Vessel Impairments
18.	Vessel Sales, Vessel Acquisitions and Vessel Impairments

In December 2014, the Company signed an agreement to acquire one 2008-built Aframax tanker for a purchase price of $37.0 million and placed $3.7 million in an escrow fund related to this purchase, which is recorded in other non-current assets in the Company’s consolidated balance sheet as of December 31, 2014. In December 2014, the Company also signed agreements to acquire four modern LR2 vessels for a total purchase price of $193.3 million. The Company took delivery of three and two of these vessels in February and March 2015, respectively (see note 20).

In May 2014, the Company sold two wholly-owned subsidiaries, each of which owned one VLCC, to TIL for aggregate proceeds of $154 million plus related working capital on closing of $1.7 million. The Company used $152 million of the sale proceeds to prepay one of the Company’s revolving credit facilities and the remainder of the proceeds for general corporate purposes. The Company recognized a $10.0 million gain on the sale of the two subsidiaries to TIL for the year ended December 31, 2014, which is reflected in the Company’s consolidated statements of income (loss).

In January 2013, the Company sold one Aframax tanker for aggregate proceeds of $9.1 million. The Company recognized a loss on sale of the vessel of $0.1 million in the year ended December 31, 2013.

The Company’s consolidated statement of loss for the year ended December 31, 2012 includes a $352.5 million write down of seven Suezmax tankers ($305.6 million), four Aframax tankers ($44.5 million), and one product tanker ($2.4 million). When comparing the seven Suezmax tankers to each other, the vessels have a similar age, a similar carrying value and were all being employed in the spot market or on short term time-charters. The primary factors that caused the write downs were a delay in the expected timing of a recovery of the crude tanker market and the expected discrimination impact from more fuel efficient vessels being constructed. One of the four Aframax tankers was held for sale at December 31, 2012 and was subsequently sold in January 2013. All of the vessels were written down to their estimated fair values, using an internally appraised value based on second hand sale and purchase market data.